Equity and Divestitures	12 Months Ended
Dec. 31, 2024
Equity and Divestitures [Abstract]
Equity and divestitures

Note 15. Equity and divestitures

Share capital

The following table illustrates the shareholders’ equity of the Company after being retrospectively adjusted by the share split in line with capital restructuring of the Group in conjunction with the SPAC merger:

Shares
As of January 1, 2024	31,617,370
Shares issued	889,411
As of June 30, 2024	32,506,781
Shares issued	5,930,661
As of December 31, 2024	38,437,442

As of January 1, 2025	38,437,442
Shares issued	53,820,401
As of June 30, 2025 (*)	92,257,843

(*)	The issuance of shares represents a change in ownership resulting from the conversion of earned amounts into ordinary shares, as disclosed in Schedule 13D/A.

The distribution of shareholders’ capital as of June 30, 2025, is as follows:

Shareholders	% Participation	Common Shares(i)	Subscribed and Paid- In Share Capital (R$)
Former Nuvini Stockholders (Nuvini Holdings Limited)	23.6%	21,761,471
Public Stockholders	3.3%	3,070,708
Mercato Founders	6.9%	6,410,232
PIPE Investors	66.2%	61,015,432
Total	100%	92,257,843	369,122

Derivatives

The Group has recognized the following movement in the Company’s warrant obligations:

Total
Balance at January 1, 2025	7,663
Change in fair value	(3,026)
Balance at June 30, 2025	4,637

Non-controlling Interest

The following table summarizes the movement in the Company’s non-controlling interests in Mercos:

At January 1, 2024	3,039
Share of profit for the year	5,370
Payment of dividends	(1,228)
At December 31, 2024	7,181
Share of profit for the period	3,983
Payment of dividends	(12,326)
At June 30, 2025	(1,162)

The following table summarizes the movement in the Company’s non-controlling interests in Smart NX:

At January 1, 2024	1,290
Share of profit for the year	2,594
Payment of dividends	(2,192)
At December 31, 2024	1,692
Share of profit for the period	-
At June 30, 2025	1,692